Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 361,438	$ 280,117	$ 187,946
Time charter and voyage expenses	(17,820)	(22,690)	(31,593)
Direct vessel expenses	(14,119)	(10,132)	(7,656)
Vessel operating expenses (management fees entirely through related party transactions)	(127,611)	(107,748)	(94,019)
General and administrative expenses	(22,097)	(21,689)	(18,569)
Depreciation and amortization	(66,629)	(67,892)	(56,307)
Interest income	32	7,717	7,998
Interest expense and finance cost	(82,278)	(91,442)	(77,975)
Gain on bond repurchase	15,786	1,940	0
(Loss)/ gain on sale of vessels and Impairment loss	(17,168)	(36,731)	25
Bargain purchase gain	0	0	68,951
Equity/ (loss) in net earnings of affiliated companies	0	2,948	(61,284)
Other income	341	1,335	28
Other expense	(2,266)	(1,174)	(3,918)
Net income/ (loss)	27,609	(65,441)	(86,373)
Dividend on restricted shares	(144)	(253)	(172)
Undistributed (income)/ loss attributable to Series C participating preferred shares	0	(13)	4,312
Net income/ (loss) attributable to common stockholders, basic	27,465	(65,707)	(82,233)
Dividend on restricted shares	0	0	0
Net income/ (loss) attributable to common stockholders, diluted	$ 27,465	$ (65,707)	$ (82,233)
Net (income)/ loss per share, basic	$ 1.71	$ (4.75)	$ (8.40)
Weighted average number of shares, basic	16,038,648	13,823,754	9,784,507
Net (income)/ loss per share, diluted	$ 1.70	$ (4.75)	$ (8.40)
Weighted average number of shares, diluted	16,190,920	13,823,754	9,784,507